UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Cobalt Capital Management, Inc.

Address:   237 Park Avenue, Suite 900
           New York, New York  10017


13F File Number: 28-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne Cooperman
Title:     President
Phone:    (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total:  $1,365,965,518




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number            Name

     1.   28-10571                        Cobalt Offshore Fund Limited

     2.   28-10572                        Cobalt Partners, L.P.
         -----------------------     ------------------------------------

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2         COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7    COLUMN 8

                                 TITLE                                      SHRS OR  SH/ PUT/  INVESTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS          CUSIP       VALUE        PRN AMT  PRN CALL  DISCRETN  MGRS  SOLE     SHARED  NONE
--------------                   --------          -----       -----        -------  --- ----  --------  ----  ----     ------  ----
ABERCROMBIE & FITCH CO           CLA               002896207    41,562,579    749,821          SHARED    1, 2    749,821
ADVANCE AUTO PARTS INC           COM               00751Y106     2,291,770     79,300          SHARED    1, 2     79,300
ALLEGHENY TECHNOLOGIES INC       COM               01741R102    68,677,010    991,869          SHARED    1, 2    991,869
AMERICAN EXPRESS CO              COM               025816109    10,644,000    200,000          SHARED    1, 2    200,000
AMERICAN TOWER CORP              CLA               029912201   102,417,445  3,291,049          SHARED    1, 2  3,291,049
APACHE CORP                      COM               037411105    29,763,211    436,091          SHARED    1, 2    436,091
ARBITRON INC                     COM               03875Q108     7,282,700    190,000          SHARED    1, 2    190,000
ARCHER DANIELS MIDLAND CO        COM               039483102    13,622,400    330,000          SHARED    1, 2    330,000
ATLAS AMER INC                   COM               049167109    84,156,406  1,878,072          SHARED    1, 2  1,878,072
BALL CORP                        COM               058498106     8,571,056    231,400          SHARED    1, 2    231,400
BAXTER INTL INC                  COM               071813109     1,838,000     50,000          SHARED    1, 2     50,000
CEMEX S A                        SPON ADR 5 ORD    151290889     1,039,190     18,241          SHARED    1, 2     18,241
CROWN HOLDINGS INC               COM               228368106    11,865,897    762,100          SHARED    1, 2    762,100
CVS CORP                         COM               126650100    51,903,723  1,690,675          SHARED    1, 2  1,690,675
DEERE & CO                       COM               244199105    22,091,454    264,600          SHARED    1, 2    264,600
DEVON ENERGY CORP NEW            COM               25179M103     1,208,200     20,000          SHARED    1, 2     20,000
DIAMOND OFFSHORE DRILLING IN     COM               25271C102    16,064,202    191,400          SHARED    1, 2    191,400
DOUBLE HULL TANKERS INC          COM               Y21110104       269,400     20,000          SHARED    1, 2     20,000
EAGLE MATERIALS INC              COM               26969P108     7,125,000    150,000          SHARED    1, 2    150,000
ELECTRONIC ARTS INC              COM               285512109     1,736,234     40,340          SHARED    1, 2     40,340
ENERGY CONVERSION DEVICES IN     COM               292659109       931,625     25,573          SHARED    1, 2     25,573
ENSCO INTL INC                   COM               26874Q100    28,162,307    611,958          SHARED    1, 2    611,958
EVERGREEN SOLAR INC              COM               30033R108       733,669     56,523          SHARED    1, 2     56,523
FALCONBRIDGE LTD NEW 2005        COM               306104100     1,057,000     20,000          SHARED    1, 2     20,000
FREIGHTCAR AMER INC              COM               357023100     1,110,200     20,000          SHARED    1, 2     20,000
GATX CORP                        COM               361448103     9,401,000    221,200          SHARED    1, 2    221,200
GOLDMAN SACHS GROUP INC          COM               38141G104     9,401,875     62,500          SHARED    1, 2     62,500
HALLIBURTON CO                   COM               406216101    28,445,658    383,313          SHARED    1, 2    383,313
INCO LTD                         COM               453258402     1,977,000     30,000          SHARED    1, 2     30,000
INGERSOLL-RAND COMPANY LTD       CLA               G4776G101    15,614,700    365,000          SHARED    1, 2    365,000
IPSCO INC                        COM               462622101    49,931,233    521,802          SHARED    1, 2    521,802
LAMAR ADVERTISING CO             CLA               512815101     2,205,782     40,954          SHARED    1, 2     40,954
LENNAR CORP                      CLA               526057104     2,218,500     50,000          SHARED    1, 2     50,000
MARTIN MARIETTA MATLS INC        COM               573284106    21,511,400    236,000          SHARED    1, 2    236,000
MASSEY ENERGY CORP               COM               576206106     3,600,000    100,000          SHARED    1, 2    100,000
MITTAL STEEL CO N V              NY REG SH CL A    60684P101     5,450,612    178,650          SHARED    1, 2    178,650
MOVIE GALLERY INC                COM               624581104     2,765,903    445,395          SHARED    1, 2    445,395
NATIONAL OILWELL VARCO INC       COM               637071101     3,799,200     60,000          SHARED    1, 2     60,000
NAVISTAR INTL CORP NEW           COM               63934E108     2,463,486    100,101          SHARED    1, 2    100,101
NEWS CORP                        CL A              65248E104    12,344,248    643,600          SHARED    1, 2    643,600
NIKE INC                         CL B              654106103    11,340,000    140,000          SHARED    1, 2    140,000
NOBLE CORPORATION                SHS               G65422100   103,339,612  1,388,600          SHARED    1, 2  1,388,600
NOBLE ENERGY INC                 COM               655044105     4,686,000    100,000          SHARED    1, 2    100,000
NS GROUP INC                     COM               628916108     6,609,600    120,000          SHARED    1, 2    120,000
OMNICARE INC                     COM               681904108     8,123,046    171,300          SHARED    1, 2    171,300
OMNICOM GROUP INC                NOTE 6/1          681919AR7     3,011,242     33,800          SHARED    1, 2     33,800
OMNIVISION TECHNOLOGIES INC      COM               682128103       633,600     30,000          SHARED    1, 2     30,000
ONEOK INC NEW                    COM               682680103     7,679,424    225,600          SHARED    1, 2    225,600
ORACLE CORP                      COM               68389X105     3,622,500    250,000          SHARED    1, 2    250,000
PENTAIR INC                      COM               709631105       683,800     20,000          SHARED    1, 2     20,000
PHELPS DODGE CORP                COM               717265102    16,432,000    200,000          SHARED    1, 2    200,000
PIONEER NAT RES CO               COM               723787107     2,784,600     60,000          SHARED    1, 2     60,000
POGO PRODUCING CO                COM               730448107     7,403,660    160,600          SHARED    1, 2    160,600
POTASH CORP SASK INC             COM               73755L107     4,298,500     50,000          SHARED    1, 2     50,000
RAIT INVT TR                     COM               749227104     7,244,520    248,100          SHARED    1, 2    248,100
RESOURCE AMERICA INC             CLA               761195205    27,288,478  1,432,466          SHARED    1, 2  1,432,466
RESOURCE CAP CORP                COM               76120W302     5,148,000    400,000          SHARED    1, 2    400,000
SHIP FINANCE INTERNATIONAL L     SHS               G81075106     8,343,420    482,000          SHARED    1, 2    482,000
STREETTRACKS GOLD TR             GOLD SHS          863307104    17,756,700    290,000          SHARED    1, 2    290,000
SUNOCO INC                       COM               86764P109     6,929,000    100,000          SHARED    1, 2    100,000
TEEKAY LNG PARTNERS LP           PRTNRSP UNITS     Y8564M105     3,684,480    121,200          SHARED    1, 2    121,200
TEEKAY SHIPPING MARSHALL ISL     COM               Y8564W103    45,023,773  1,076,094          SHARED    1, 2  1,076,094
TEXAS INDS INC                   COM               882491103     9,966,870    187,700          SHARED    1, 2    187,700
TIME WARNER INC                  COM               887317105     8,817,810    509,700          SHARED    1, 2    509,700
TRANSOCEAN INC                   ORD               G90078109    79,516,800    990,000          SHARED    1, 2    990,000
TRINITY INDS INC                 COM               896522109     3,030,000     75,000          SHARED    1, 2     75,000
UNITEDHEALTH GROUP INC           COM               91324P102    11,329,340    253,000          SHARED    1, 2    253,000
UNITED STATES STL CORP NEW       CLA               912909108    53,256,561    759,506          SHARED    1, 2    759,506
UNIVISION COMMUNICATIONS INC     CLA               914906102       608,528     18,165          SHARED    1, 2     18,165
VALERO ENERGY CORP NEW           COM               91913Y100    51,090,486    768,047          SHARED    1, 2    768,047
VULCAN MATLS CO                  COM               929160109    60,483,306    775,427          SHARED    1, 2    775,427
WALTER INDS INC                  COM               93317Q105    55,032,690    954,600          SHARED    1, 2    954,600
WELLPOINT INC                    COM               94973V107    33,801,655    464,500          SHARED    1, 2    464,500
WILLIAMS COS INC DEL             COM               969457100     4,672,000    200,000          SHARED    1, 2    200,000
YAHOO INC                        COM               984332106     5,038,242    152,674          SHARED    1, 2    152,674

TOTAL                                                        1,365,965,518

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